Note 17 - Operating Segments (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total revenue	$ 22,913,000	$ 16,520,000	$ 46,515,000	$ 32,440,000
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue			$ 46,515	$ 32,440